UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: October 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund

Portfolio of Investments

October 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Consumer Discretionary - 23.6%
Diversified Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	842,752	$23,049,267

Education Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	465,998	31,179,926
Grand Canyon Education, Inc. (a)	659,043	28,760,637

		59,940,563

Entertainment - 1.3%
IMAX Corp. (a)	764,830	23,136,107

Hotel/Motel - 0.7%
Wyndham Worldwide Corp.	201,937	13,295,532

Household Furnishings - 1.8%
Select Comfort Corp. (a)	660,286	12,670,888
Tempur Sealy International, Inc. (a)(b)	351,410	19,000,739

		31,671,627

Leisure Time - 4.2%
Expedia, Inc.	148,695	19,215,855
Planet Fitness, Inc. (a)(b)	963,733	20,431,140
Vail Resorts, Inc.	214,410	34,185,530

		73,832,525

Radio & TV Broadcasters - 0.8%
Pandora Media, Inc. (a)(b)	1,201,596	13,614,083

Restaurants - 4.9%
Buffalo Wild Wings, Inc. (a)	128,039	18,648,880
Dave & Buster’s Entertainment, Inc. (a)	561,738	23,227,866
Panera Bread Co.-Class A (a)(b)	146,840	28,011,199
Texas Roadhouse, Inc.-Class A	447,350	18,126,622

		88,014,567

Specialty Retail - 5.1%
Five Below, Inc. (a)(b)	670,262	25,188,446
Lithia Motors, Inc.-Class A	265,920	22,810,617
Ulta Salon Cosmetics & Fragrance, Inc. (a)	114,055	27,754,144
Urban Outfitters, Inc. (a)	438,660	14,673,177

		90,426,384

Textiles, Apparel & Shoes - 0.1%
Honest Co. (The) (a)(c)(d)	42,660	1,743,088

		418,723,743

Technology - 18.8%
Communications Technology - 0.7%
Finisar Corp. (a)	453,820	12,425,592

Company	Shares	U.S. $ Value
Computer Services, Software & Systems - 12.1%
Aspen Technology, Inc. (a)	473,728	$23,326,367
Atlassian Corp. PLC-Class A (a)(b)	306,921	8,243,898
Cadence Design Systems, Inc. (a)(b)	945,759	24,192,515
CyberArk Software Ltd. (a)	430,350	20,118,862
Ellie Mae, Inc. (a)	96,389	10,206,631
EPAM Systems, Inc. (a)	225,330	14,504,492
Guidewire Software, Inc. (a)	486,049	27,923,515
HubSpot, Inc. (a)(b)	349,210	18,316,064
Nutanix, Inc.-Class A (a)(b)	200,421	4,910,315
Splunk, Inc. (a)	427,300	25,719,187
Tyler Technologies, Inc. (a)	75,400	12,094,160
Ultimate Software Group, Inc. (The) (a)	121,927	25,725,378

		215,281,384

Computer Technology - 0.1%
LogMeIn, Inc.	13,236	1,257,420

Electronic Entertainment - 1.5%
Take-Two Interactive Software, Inc. (a)	621,793	27,601,391

Semiconductors & Component - 3.4%
Cirrus Logic, Inc. (a)	232,810	12,567,084
Microsemi Corp. (a)	472,720	19,915,694
ON Semiconductor Corp. (a)	2,361,162	27,554,760

		60,037,538

Telecommunications Equipment - 1.0%
Arista Networks, Inc. (a)(b)	215,200	18,238,200

		334,841,525

Producer Durables - 18.2%
Aerospace - 1.4%
TransDigm Group, Inc.	92,435	25,184,840

Back Office Support, HR & Consulting - 2.3%
Copart, Inc. (a)	337,570	17,712,298
CoStar Group, Inc. (a)	127,472	23,852,561

		41,564,859

Commercial Services - 0.5%
Advanced Disposal Services, Inc. (a)	420,042	8,413,441

Diversified Manufacturing Operations - 1.6%
Carlisle Cos., Inc.	270,744	28,387,508

Engineering & Contracting Services - 1.2%
Dycom Industries, Inc. (a)	267,060	20,544,926

Machinery: Industrial - 3.3%
Middleby Corp. (The) (a)	285,740	32,034,312
Nordson Corp.	275,040	27,539,755

		59,574,067

Machinery: Tools - 1.4%
Lincoln Electric Holdings, Inc.	366,467	24,124,523

Company	Shares	U.S. $ Value
Railroads - 1.3%
Genesee & Wyoming, Inc.-Class A (a)	335,851	$22,817,717

Scientific Instruments: Control & Filter - 1.7%
IDEX Corp.	355,543	30,733,137

Scientific Instruments: Electrical - 2.1%
AMETEK, Inc.	359,369	15,848,173
AO Smith Corp.	474,250	21,421,872

		37,270,045

Shipping - 0.1%
Kirby Corp. (a)	37,194	2,192,586

Transportation Miscellaneous - 1.3%
Expeditors International of Washington, Inc.	457,237	23,533,988

		324,341,637

Health Care - 17.4%
Biotechnology - 3.5%
Alder Biopharmaceuticals, Inc. (a)(b)	310,977	7,541,192
ARIAD Pharmaceuticals, Inc. (a)(b)	806,480	7,032,506
DBV Technologies SA (Sponsored ADR) (a)	195,313	6,705,095
Neurocrine Biosciences, Inc. (a)	242,320	10,606,346
Prothena Corp. PLC (a)(b)	171,030	8,178,654
TESARO, Inc. (a)(b)	117,003	14,143,323
Ultragenyx Pharmaceutical, Inc. (a)(b)	127,120	7,498,809

		61,705,925

Health Care Facilities - 1.0%
Amsurg Corp. (a)	309,060	18,466,335

Health Care Management Services - 1.2%
ICON PLC (a)	265,647	21,326,141

Health Care Services - 1.9%
Acadia Healthcare Co., Inc. (a)(b)	338,534	12,173,683
Premier, Inc.-Class A (a)	691,750	22,025,320

		34,199,003

Medical & Dental Instruments & Supplies - 4.6%
Align Technology, Inc. (a)	270,490	23,240,501
DENTSPLY SIRONA, Inc.	244,933	14,100,793
Nevro Corp. (a)(b)	304,622	28,000,854
Penumbra, Inc. (a)(b)	240,325	15,849,434

		81,191,582

Medical Equipment - 2.4%
DexCom, Inc. (a)	309,820	24,240,317
Zeltiq Aesthetics, Inc. (a)(b)	572,870	18,961,997

		43,202,314

Company	Shares	U.S. $ Value
Pharmaceuticals - 2.8%
Akorn, Inc. (a)	879,199	$21,056,816
Diplomat Pharmacy, Inc. (a)(b)	220,887	5,117,952
GW Pharmaceuticals PLC (ADR) (a)(b)	59,783	7,017,926
Medicines Co. (The) (a)(b)	233,700	7,700,415
Sage Therapeutics, Inc. (a)(b)	201,681	8,781,191

		49,674,300

		309,765,600

Financial Services - 9.1%
Asset Management & Custodian - 1.1%
Affiliated Managers Group, Inc. (a)	140,978	18,702,142

Banks: Diversified - 4.3%
First Republic Bank/CA	357,466	26,606,194
Signature Bank/New York NY (a)	172,321	20,775,020
SVB Financial Group (a)	229,471	28,057,419

		75,438,633

Diversified Financial Services - 2.2%
Lazard Ltd.-Class A	619,023	22,569,578
Stifel Financial Corp. (a)	435,083	17,029,149

		39,598,727

Financial Data & Systems - 1.5%
MSCI, Inc.-Class A	80,240	6,434,446
Vantiv, Inc.-Class A (a)	359,748	20,994,893

		27,429,339

		161,168,841

Materials & Processing - 7.7%
Building Materials - 2.9%
Martin Marietta Materials, Inc.	151,739	28,129,376
Watsco, Inc.	169,192	23,228,370

		51,357,746

Building: Climate Control - 1.7%
Lennox International, Inc.	203,750	29,725,088

Chemicals: Diversified - 1.3%
PolyOne Corp.	815,354	23,832,797

Diversified Materials & Processing - 1.8%
Hexcel Corp.	684,011	31,115,660

		136,031,291

Energy - 2.4%
Oil Well Equipment & Services - 0.8%
Oceaneering International, Inc.	339,657	8,083,836
Superior Energy Services, Inc.	444,510	6,294,262

		14,378,098

Company	Shares	U.S. $ Value
Oil: Crude Producers - 1.6%
Concho Resources, Inc. (a)	96,413	$12,238,667
PDC Energy, Inc. (a)	274,746	16,850,172

		29,088,839

		43,466,937

Consumer Staples - 0.9%
Foods - 0.9%
AdvancePierre Foods Holdings, Inc.	553,373	15,472,309

Total Common Stocks (cost $1,488,839,913)		1,743,811,883

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (e)(f) (cost $43,638,471)	43,638,471	43,638,471

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $1,532,478,384)		1,787,450,354

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 8.3%
Investment Companies - 8.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.26% (e)(f) (cost $146,896,528)	146,896,528	146,896,528

Total Investments - 108.8% (cost $1,679,374,912) (g)		1,934,346,882
Other assets less liabilities - (8.8)%		(156,886,771)

Net Assets - 100.0%		$1,777,460,111

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Illiquid security.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of October 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $309,773,147 and gross unrealized depreciation of investments was $(54,801,177), resulting in net unrealized appreciation of $254,971,970.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International

AB Discovery Growth Fund

October 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2016:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$416,980,655		$	– 0	–	$1,743,088		$418,723,743
Technology	334,841,525			– 0	–	– 0	–	334,841,525
Producer Durables	324,341,637			– 0	–	– 0	–	324,341,637
Health Care	309,765,600			– 0	–	– 0	–	309,765,600
Financial Services	161,168,841			– 0	–	– 0	–	161,168,841
Materials & Processing	136,031,291			– 0	–	– 0	–	136,031,291
Energy	43,466,937			– 0	–	– 0	–	43,466,937
Consumer Staples	15,472,309			– 0	–	– 0	–	15,472,309
Short-Term Investments	43,638,471			– 0	–	– 0	–	43,638,471
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	146,896,527			– 0	–	– 0	–	146,896,527

Total Investments in Securities	1,932,603,793			– 0	–	1,743,088		1,934,346,881
Other Financial Instruments (a)	– 0	–		–0	–	– 0	–	– 0	–

Total (b)	$1,932,603,793		$	– 0	–	$1,743,088		$1,934,346,881

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/16		$1,743,088			$1,743,088
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/16		$1,743,088			$1,743,088

Net change in unrealized appreciation/depreciation from investments held as of 10/31/16	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$54,910	$152,745	$164,017	$43,638	$26

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the three months ended October 31, 2016 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/16 (000)	Dividend Income (000)
$146,103	$300,402	$299,608	$146,897	$89,785

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 23, 2016